Fair Value Measurements (Details 1) (USD $)	Sep. 30, 2012
Summary of non-current and other non-current liabilities
Incentive Rights	$ 6,227,906	[1]
Level 1[Member]
Summary of non-current and other non-current liabilities
Incentive Rights
Level 2 [Member]
Summary of non-current and other non-current liabilities
Incentive Rights
Level 3 [Member]
Summary of non-current and other non-current liabilities
Incentive Rights	$ 6,227,906

[1]	Note 7